Intangible Assets, net - Amortization and Impairment (Details) $ in Millions	Dec. 31, 2022 USD ($)
Expected amortization expense for next five years
2023	$ 199
2024	182
2025	158
2026	119
2027	112
Finite lived intangible assets amortization expense, years one through five	$ 769